Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities

The accrued liabilities consist of the following:

	September 30, 2016 (unaudited)	December 31, 2015
	(In thousands)
Bonus payable	$1,604	$1,433
Payroll payable	2	28
Accrued interest	7,286	4,420
Accrued rent	328	410
Accrued expenses	1,928	1,401
Other	1,302	584

	$12,450	$8,276

The accrued liabilities consist of the following at December 31:

	2015	2014
Bonus payable	$1,432,768	$1,848,612
Severance and vacation payable	28,388	283,540
Accrued interest	4,420,317	4,149,105
Accrued rent	409,643	489,191
Accrued expenses	1,401,080	4,592,152
Other	583,890	242,520

	$8,276,086	$11,605,120